Accruals And Other Payables - Additional Information (Details) ¥ in Thousands, $ in Thousands			6 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Payables and Accruals [Abstract]
Proceeds from non-refundable incentive	¥ 13,150	$ 1,857
Other income			¥ 1,090